Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Text Block]
NOTE 6: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:
	December 31, 2011	December 31, 2010
Supplies	$3,629	$1,689
VAT and other tax credits	1,285	1,203
Insurance claims receivable, net	917	545
Deferred insurance premiums	1,047	958
Prepaid charter-in hire	203	541
Advances to suppliers	57	740
Professional fees	—	844
Other	3,454	1,167
Total prepaid expenses and other current assets	$10,592	$7,687

See note 2(f) for insurance claims receivable.